Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
38. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate and ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Banco Santander SA , copies of which may be obtained from Shareholder Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2022	2021	2020	2022	2021	2020	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(863)	(210)	(120)	47	34	158	1,423	1,049	(1,732)	(1,392)
Fellow subsidiaries	(60)	(47)	(54)	171	151	148	31	20	(278)	(467)
Associates & joint ventures	(77)	(34)	(29)	17	4	—	4,151	3,075	(973)	(918)
	(1,000)	(291)	(203)	235	189	306	5,605	4,144	(2,983)	(2,777)
For more on this, see ‘Balances with other Banco Santander group members’ in the Risk review, Note 13. Loans and advances to customers, Note 23. Deposits by customers and Note 33. Other Equity Instruments. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 30. In November 2022, Santander (UK) Group Pension Scheme Trustees Limited entered into an unsecured committed liquidity facility with Santander UK plc for £600m with a maturity date of 31 December 2024. This facility provides an alternate source of short-term liquidity for day-to-day operational needs. At the balance sheet date, no drawings had been made from this facility and the entire facility remained undrawn.
The above transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
In 2020, Santander Consumer (UK) plc (SCUK) purchased a 50% share in a new joint venture, Volvo Car Financial Services UK Limited. In 2021, £390m of dealer lending was transferred from SCUK to the new entity.
In 2021, SCUK sold its entire 50% shareholding in PSA Finance UK Limited to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA.
In 2021, a significant part of the CIB business of Santander UK was transferred to the London branch of Banco Santander SA by way of a Part VII banking business transfer scheme. For more details, see Note 42.
In 2021, we sold our current head office site in Triton Square, London to Santander UK Investments, a wholly owned subsidiary of our ultimate parent. Santander UK occupies space within the building and paid fees of £6m (2021: £4m) under an occupational licence arrangement.